Interest and Other, Net (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Interest expense on borrowings incurred to finance receivables		$ 105	$ 64
Interest income		111	134	111
Interest Expense		(100)	(63)	(25)
Gain on sale of Skype		0	0	1,664
Gain on sale of equity investments		(75)	(118)	257
Gain (loss) on divestiture of business	(257)	0	118	(257)
Other		9	7	44
Interest and Other, Net		95	196	1,537
Percentage of equity method investment sold			30.00%
Bill Me Later Financing [Member] | Cost of Sales [Member]
Debt Instrument [Line Items]
Interest expense on borrowings incurred to finance receivables		$ 11	$ 9